Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events
Subsequent Events

13.   Subsequent Events

On September 24, 2021, a federal securities class action lawsuit (captioned Ragan v. AppHarvest, Inc., Case No.21-cv-07985) was filed by a purported stockholder on the Company in the United States District Court for the Southern District of New York on behalf of a proposed class consisting of those who acquired the Company’s securities between May 17, 2021 and August 10, 2021. The complaint names the Company and certain of its current officers as defendants, and alleges that the defendants violated Sections 10(b) and 20(a)of the Securities Exchange Act of 1934, as amended, by making materially false and misleading statements regarding the Company’s business, operations, and prospects because they failed to disclose a purported lack of sufficient training and inability to consistently produce Grade No. 1 tomatoes. The complaint seeks unspecified monetary damages on behalf of the putative class and an award of costs and expenses, including reasonable attorneys’ fees. On November 22, 2021, a related action (captioned Plymouth County Retirement Association v. AppHarvest, Inc., Case No.21-cv-09676) was filed by another purported stockholder of the Company in the same United States District Court, making substantially similar claims against the same set of defendants, on behalf of a proposed class consisting of those who acquired the Company’s securities between October 9, 2020 and August 10, 2021. We do not believe the claims have merit, intend to defend the case vigorously, and have not recorded a liability related to these lawsuits because, at this time, we are unable to estimate reasonably possible losses or determine whether an unfavorable outcome is probable.